Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AUGUSTAR VARIABLE INSURANCE PRODUCTS FUND INC
Entity Central Index Key	0000315754
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
AVIP Bond Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Bond Portfolio	$ 31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 240,346,393
Holdings Count | Holding	150
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 240,346,393
Total number of portfolio holdings	150
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Marriott International, Inc. 4.900%, 04/15/2029	1.3%
Ally Financial, Inc. 5.543%, 01/17/2031	1.3%
American Express Co. 5.284%, 07/26/2035	1.3%
Kinross Gold Corp. 4.500%, 07/15/2027	1.3%
Amgen, Inc. 5.600%, 03/02/2043	1.2%
MPLX LP 5.000%, 03/01/2033	1.2%
UnitedHealth Group, Inc. 5.500%, 07/15/2044	1.2%
Devon Energy Corp. 5.200%, 09/15/2034	1.2%
Hasbro, Inc. 3.900%, 11/19/2029	1.2%
Steel Dynamics, Inc. 5.250%, 05/15/2035	1.0%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Marriott International, Inc. 4.900%, 04/15/2029	1.3%
Ally Financial, Inc. 5.543%, 01/17/2031	1.3%
American Express Co. 5.284%, 07/26/2035	1.3%
Kinross Gold Corp. 4.500%, 07/15/2027	1.3%
Amgen, Inc. 5.600%, 03/02/2043	1.2%
MPLX LP 5.000%, 03/01/2033	1.2%
UnitedHealth Group, Inc. 5.500%, 07/15/2044	1.2%
Devon Energy Corp. 5.200%, 09/15/2034	1.2%
Hasbro, Inc. 3.900%, 11/19/2029	1.2%
Steel Dynamics, Inc. 5.250%, 05/15/2035	1.0%

AVIP BlackRock Balanced Allocation Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Balanced Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Balanced Allocation Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com.
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Balanced Allocation Portfolio	$ 29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 374,664,858
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 374,664,858
Total number of portfolio holdings	228
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings (As of
June 30
, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Microsoft Corp.	5.7%
NVIDIA Corp.	5.5%
Apple, Inc.	4.6%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. Class A	2.4%
Alphabet, Inc. Class A	2.0%
Broadcom, Inc.	1.7%
Walmart, Inc.	1.3%
Alphabet, Inc. Class C	1.1%
JPMorgan Chase & Co.	1.1%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	5.7%
NVIDIA Corp.	5.5%
Apple, Inc.	4.6%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. Class A	2.4%
Alphabet, Inc. Class A	2.0%
Broadcom, Inc.	1.7%
Walmart, Inc.	1.3%
Alphabet, Inc. Class C	1.1%
JPMorgan Chase & Co.	1.1%

AVIP BlackRock Advantage International Equity Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage International Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage International Equity Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage International Equity Portfolio	$ 48	0.88%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
Net Assets	$ 349,318,556
Holdings Count | Holding	250
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 349,318,556
Total number of portfolio holdings	250
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation
of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Country
Weightings
Japan	23.0%
United Kingdom	14.3%
Germany	11.3%
Switzerland	10.7%
France	10.5%
Australia	5.5%
Netherlands	4.3%
Italy	2.7%
Sweden	2.5%
Hong Kong	2.4%
Portfolio
Composition

Sector
Allocation

Largest Holdings [Text Block]	Top 10 Country Weightings
Japan	23.0%
United Kingdom	14.3%
Germany	11.3%
Switzerland	10.7%
France	10.5%
Australia	5.5%
Netherlands	4.3%
Italy	2.7%
Sweden	2.5%
Hong Kong	2.4%

AVIP Fidelity Institutional AM® Equity Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Fidelity Institutional AM® Equity Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Fidelity Institutional AM
®
Equity Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Fidelity Institutional AM ® Equity Growth Portfolio	$ 40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 120,687,231
Holdings Count | Holding	116
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 120,687,231
Total number of portfolio holdings	116
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the inve
stm
ent makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
NVIDIA Corp.	11.7%
Amazon.com, Inc.	10.7%
Microsoft Corp.	6.0%
Alphabet, Inc. Class A	4.7%
Apple, Inc.	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2.6%
Mastercard, Inc. Class A	2.5%
Meta Platforms, Inc. Class A	2.5%
Eli Lilly & Co.	2.5%
Visa, Inc.	2.4%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10

Holdings
NVIDIA Corp.	11.7%
Amazon.com, Inc.	10.7%
Microsoft Corp.	6.0%
Alphabet, Inc. Class A	4.7%
Apple, Inc.	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2.6%
Mastercard, Inc. Class A	2.5%
Meta Platforms, Inc. Class A	2.5%
Eli Lilly & Co.	2.5%
Visa, Inc.	2.4%

AVIP AB Small Cap Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP AB Small Cap Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP AB Small Cap Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Small Cap Portfolio	$ 43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 105,964,119
Holdings Count | Holding	511
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 105,964,119
Total number of portfolio holdings	511
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AeroVironment, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.2%
SPX Technologies, Inc.	1.1%
Boot Barn Holdings, Inc.	0.9%
SiTime Corp.	0.9%
Armstrong World Industries, Inc.	0.9%
Piper Sandler Cos.	0.9%
Glaukos Corp.	0.8%
Semtech Corp.	0.8%
Construction Partners, Inc. Class A	0.8%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
AeroVironment, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.2%
SPX Technologies, Inc.	1.1%
Boot Barn Holdings, Inc.	0.9%
SiTime Corp.	0.9%
Armstrong World Industries, Inc.	0.9%
Piper Sandler Cos.	0.9%
Glaukos Corp.	0.8%
Semtech Corp.	0.8%
Construction Partners, Inc. Class A	0.8%

AVIP AB Mid Cap Core Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP AB Mid Cap Core Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP AB Mid Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Mid Cap Core Portfolio	$ 46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 73,857,323
Holdings Count | Holding	578
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 73,857,323
Total number of portfolio holdings	578
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented
in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Encompass Health Corp.	0.8%
Kirby Corp.	0.8%
Comfort Systems U.S.A., Inc.	0.8%
Guidewire Software, Inc.	0.7%
Stifel Financial Corp.	0.7%
Credo Technology Group Holding Ltd.	0.6%
Celsius Holdings, Inc.	0.6%
Duolingo, Inc.	0.6%
NRG Energy, Inc.	0.6%
Nutanix, Inc. Class A	0.6%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Encompass Health Corp.	0.8%
Kirby Corp.	0.8%
Comfort Systems U.S.A., Inc.	0.8%
Guidewire Software, Inc.	0.7%
Stifel Financial Corp.	0.7%
Credo Technology Group Holding Ltd.	0.6%
Celsius Holdings, Inc.	0.6%
Duolingo, Inc.	0.6%
NRG Energy, Inc.	0.6%
Nutanix, Inc. Class A	0.6%

AVIP S&P 500® Index Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP S&P 500® Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP S&P 500 ® Index Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P 500 ® Index Portfolio	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 1,177,489,655
Holdings Count | Holding	506
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,177,489,655
Total number of portfolio holdings	506
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms
of percentages of the net assets of the Portfolio.
Top 10

Holdings
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10

Holdings
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

AVIP BlackRock Advantage Large Cap Value Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Value Portfolio	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 189,447,241
Holdings Count | Holding	175
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 189,447,241
Total number of portfolio holdings	175
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of
percentages of the net assets of the Portfolio.
Top 10 Holdings
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc. Class B	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Amazon.com, Inc.	1.9%
Alphabet, Inc. Class A	1.7%
Morgan Stanley	1.5%
Medtronic PLC	1.5%
Pfizer, Inc.	1.4%
Philip Morris International, Inc.	1.3%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc. Class B	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Amazon.com, Inc.	1.9%
Alphabet, Inc. Class A	1.7%
Morgan Stanley	1.5%
Medtronic PLC	1.5%
Pfizer, Inc.	1.4%
Philip Morris International, Inc.	1.3%

AVIP Federated High Income Bond Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Federated High Income Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Federated High Income Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Federated High Income Bond Portfolio	$ 44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 122,689,590
Holdings Count | Holding	438
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 122,689,590
Total number of portfolio holdings	438
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms
of percentages of the net assets of the Portfolio.
Top 10 Holdings
BroadStreet Partners, Inc. 5.875%, 04/15/2029	1.1%
Clarios Global LP / Clarios U.S. Finance Co. 8.500%, 05/15/2027	1.0%
McAfee Corp. 7.375%, 02/15/2030	1.0%
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032	0.9%
Medline Borrower LP 5.250%, 10/01/2029	0.9%
1011778 B.C. ULC / New Red Finance, Inc. 4.000%, 10/15/2030	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 03/01/2030	0.8%
USI, Inc. 7.500%, 01/15/2032	0.8%
AthenaHealth Group, Inc. 6.500%, 02/15/2030	0.7%
Madison IAQ LLC 5.875%, 06/30/2029	0.7%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
BroadStreet Partners, Inc. 5.875%, 04/15/2029	1.1%
Clarios Global LP / Clarios U.S. Finance Co. 8.500%, 05/15/2027	1.0%
McAfee Corp. 7.375%, 02/15/2030	1.0%
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032	0.9%
Medline Borrower LP 5.250%, 10/01/2029	0.9%
1011778 B.C. ULC / New Red Finance, Inc. 4.000%, 10/15/2030	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 03/01/2030	0.8%
USI, Inc. 7.500%, 01/15/2032	0.8%
AthenaHealth Group, Inc. 6.500%, 02/15/2030	0.7%
Madison IAQ LLC 5.875%, 06/30/2029	0.7%

AVIP Nasdaq-100 Index Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Nasdaq-100® Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Nasdaq-100 ® Index Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Nasdaq-100 ® Index Portfolio	$ 23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 262,664,160
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 262,664,160
Total number of portfolio holdings	103
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in
terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	9.2%
Microsoft Corp.	8.8%
Apple, Inc.	7.3%
Amazon.com, Inc.	5.5%
Broadcom, Inc.	5.1%
Meta Platforms, Inc. Class A	3.8%
Netflix, Inc.	3.3%
Tesla, Inc.	2.8%
Costco Wholesale Corp.	2.6%
Alphabet, Inc. Class A	2.4%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	9.2%
Microsoft Corp.	8.8%
Apple, Inc.	7.3%
Amazon.com, Inc.	5.5%
Broadcom, Inc.	5.1%
Meta Platforms, Inc. Class A	3.8%
Netflix, Inc.	3.3%
Tesla, Inc.	2.8%
Costco Wholesale Corp.	2.6%
Alphabet, Inc. Class A	2.4%

AVIP BlackRock Advantage Large Cap Core Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Core Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Core Portfolio	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 322,084,139
Holdings Count | Holding	129
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 322,084,139
Total number of portfolio holdings	129
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Microsoft Corp.	8.0%
NVIDIA Corp.	7.9%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. Class A	3.3%
Alphabet, Inc. Class A	2.9%
Broadcom, Inc.	2.5%
Walmart, Inc.	1.9%
Alphabet, Inc. Class C	1.6%
JPMorgan Chase & Co.	1.5%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	8.0%
NVIDIA Corp.	7.9%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. Class A	3.3%
Alphabet, Inc. Class A	2.9%
Broadcom, Inc.	2.5%
Walmart, Inc.	1.9%
Alphabet, Inc. Class C	1.6%
JPMorgan Chase & Co.	1.5%

AVIP BlackRock Advantage Small Cap Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Small Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Small Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Small Cap Growth Portfolio	$ 45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 127,980,168
Holdings Count | Holding	525
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 127,980,168
Total number of portfolio holdings	525
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Credo Technology Group Holding Ltd.	1.5%
Sprouts Farmers Market, Inc.	1.3%
CubeSmart	1.2%
SPX Technologies, Inc.	1.2%
Dycom Industries, Inc.	1.0%
Calix, Inc.	1.0%
Flowserve Corp.	0.9%
Brinker International, Inc.	0.9%
Fabrinet	0.9%
Hims & Hers Health, Inc.	0.8%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Credo Technology Group Holding Ltd.	1.5%
Sprouts Farmers Market, Inc.	1.3%
CubeSmart	1.2%
SPX Technologies, Inc.	1.2%
Dycom Industries, Inc.	1.0%
Calix, Inc.	1.0%
Flowserve Corp.	0.9%
Brinker International, Inc.	0.9%
Fabrinet	0.9%
Hims & Hers Health, Inc.	0.8%

AVIP S&P MidCap 400® Index Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP S&P MidCap 400® Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP S&P MidCap 400 ® Index Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P MidCap 400 ® Index Portfolio	$ 20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 532,102,936
Holdings Count | Holding	403
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 532,102,936
Total number of portfolio holdings	403
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Interactive Brokers Group, Inc. Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex Ltd.	0.7%
Casey's General Stores, Inc.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc. Class A	0.6%
U.S. Foods Holding Corp.	0.6%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Interactive Brokers Group, Inc. Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex Ltd.	0.7%
Casey's General Stores, Inc.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc. Class A	0.6%
U.S. Foods Holding Corp.	0.6%

AVIP BlackRock Advantage Large Cap Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Growth Portfolio	$ 36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 463,848,460
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 463,848,460
Total number of portfolio holdings	87
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Microsoft Corp.	9.6%
NVIDIA Corp.	8.4%
Apple, Inc.	7.1%
Broadcom, Inc.	5.3%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc. Class A	3.7%
Advanced Micro Devices, Inc.	3.4%
Netflix, Inc.	3.4%
Tesla, Inc.	2.5%
Alphabet, Inc. Class A	2.4%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	9.6%
NVIDIA Corp.	8.4%
Apple, Inc.	7.1%
Broadcom, Inc.	5.3%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc. Class A	3.7%
Advanced Micro Devices, Inc.	3.4%
Netflix, Inc.	3.4%
Tesla, Inc.	2.5%
Alphabet, Inc. Class A	2.4%

AVIP Constellation Dynamic Risk Balanced Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Dynamic Risk Balanced Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Constellation Dynamic Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Dynamic Risk Balanced Portfolio	$ 43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 1,204,577,189
Holdings Count | Holding	130
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,204,577,189
Total number of portfolio holdings	130
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core S&P 500 ETF	21.0%
Vanguard S&P 500 ETF	20.9%
Vanguard Intermediate-Term Corporate Bond ETF	8.4%
iShares Core S&P Mid-Cap ETF	5.7%
U.S. Treasury Bond 4.625%, 02/15/2055	5.1%
iShares MBS ETF	4.3%
Invesco QQQ Trust Series 1 ETF	3.0%
U.S. Treasury Bond 4.750%, 05/15/2055	2.9%
iShares Core S&P Small-Cap ETF	1.8%
U.S. Treasury Note 3.250%, 05/15/2042	1.6%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
iShares Core S&P 500 ETF	21.0%
Vanguard S&P 500 ETF	20.9%
Vanguard Intermediate-Term Corporate Bond ETF	8.4%
iShares Core S&P Mid-Cap ETF	5.7%
U.S. Treasury Bond 4.625%, 02/15/2055	5.1%
iShares MBS ETF	4.3%
Invesco QQQ Trust Series 1 ETF	3.0%
U.S. Treasury Bond 4.750%, 05/15/2055	2.9%
iShares Core S&P Small-Cap ETF	1.8%
U.S. Treasury Note 3.250%, 05/15/2042	1.6%

AVIP Federated Core Plus Bond Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Federated Core Plus Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Federated Core Plus Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Federated Core Plus Bond Portfolio	$ 29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 524,353,325
Holdings Count | Holding	694
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 524,353,325
Total number of portfolio holdings	694
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
U.S. Treasury Note 4.125%, 03/31/2032	6.9%
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund	5.8%
U.S. Treasury Bond 4.250%, 08/15/2054	4.2%
U.S. Treasury Note 4.625%, 02/15/2035	3.9%
U.S. Treasury Note 3.750%, 08/31/2031	3.2%
U.S. Treasury Note 3.875%, 11/30/2027	2.4%
U.S. Treasury Note 2.750%, 04/30/2027	2.3%
U.S. Treasury Note 4.000%, 01/31/2029	2.3%
U.S. Treasury Note 4.250%, 11/15/2034	2.2%
U.S. Treasury Note 4.375%, 11/30/2030	1.9%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10

Holdings
U.S. Treasury Note 4.125%, 03/31/2032	6.9%
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund	5.8%
U.S. Treasury Bond 4.250%, 08/15/2054	4.2%
U.S. Treasury Note 4.625%, 02/15/2035	3.9%
U.S. Treasury Note 3.750%, 08/31/2031	3.2%
U.S. Treasury Note 3.875%, 11/30/2027	2.4%
U.S. Treasury Note 2.750%, 04/30/2027	2.3%
U.S. Treasury Note 4.000%, 01/31/2029	2.3%
U.S. Treasury Note 4.250%, 11/15/2034	2.2%
U.S. Treasury Note 4.375%, 11/30/2030	1.9%

AVIP Intech U.S. Low Volatility Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Intech U.S. Low Volatility Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Intech U.S. Low Volatility Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Intech U.S. Low Volatility Portfolio	$ 31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 590,345,841
Holdings Count | Holding	107
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 590,345,841
Total number of portfolio holdings	107
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	6.5%
Microsoft Corp.	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc. Class A	2.5%
Broadcom, Inc.	1.8%
Tesla, Inc.	1.3%
Alphabet, Inc. Class A	1.3%
Alphabet, Inc. Class C	1.2%
Boston Scientific Corp.	1.2%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	6.5%
Microsoft Corp.	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc. Class A	2.5%
Broadcom, Inc.	1.8%
Tesla, Inc.	1.3%
Alphabet, Inc. Class A	1.3%
Alphabet, Inc. Class C	1.2%
Boston Scientific Corp.	1.2%

AVIP AB Relative Value Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP AB Relative Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP AB Relative Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Relative Value Portfolio	$ 37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 118,205,997
Holdings Count | Holding	73
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 118,205,997
Total number of portfolio holdings	73
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
JPMorgan Chase & Co.	4.3%
Berkshire Hathaway, Inc. Class B	3.9%
Philip Morris International, Inc.	3.7%
Johnson & Johnson	3.7%
Walmart, Inc.	3.2%
RTX Corp.	3.1%
Texas Instruments, Inc.	2.6%
EOG Resources, Inc.	2.5%
S&P Global, Inc.	2.4%
Elevance Health, Inc.	2.2%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
JPMorgan Chase & Co.	4.3%
Berkshire Hathaway, Inc. Class B	3.9%
Philip Morris International, Inc.	3.7%
Johnson & Johnson	3.7%
Walmart, Inc.	3.2%
RTX Corp.	3.1%
Texas Instruments, Inc.	2.6%
EOG Resources, Inc.	2.5%
S&P Global, Inc.	2.4%
Elevance Health, Inc.	2.2%

AVIP Constellation Managed Risk Balanced Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Managed Risk Balanced Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Constellation Managed Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Managed Risk Balanced Portfolio	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 516,610,745
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 516,610,745
Total number of portfolio holdings	19
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
iShares Core U.S. Aggregate Bond ETF	37.7%
iShares Core S&P 500 ETF	25.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.3%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard S&P 500 ETF	4.2%
iShares Core MSCI EAFE ETF	3.5%
Invesco QQQ Trust Series 1 ETF	3.4%
Vanguard Total Stock Market ETF	3.2%
SPDR Portfolio S&P 500 Value ETF	2.2%
iShares Russell 1000 ETF	1.5%
Portfolio Composition

Largest Holdings [Text Block]
Top 10

Holdings
iShares Core U.S. Aggregate Bond ETF	37.7%
iShares Core S&P 500 ETF	25.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.3%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard S&P 500 ETF	4.2%
iShares Core MSCI EAFE ETF	3.5%
Invesco QQQ Trust Series 1 ETF	3.4%
Vanguard Total Stock Market ETF	3.2%
SPDR Portfolio S&P 500 Value ETF	2.2%
iShares Russell 1000 ETF	1.5%

AVIP Constellation Managed Risk Moderate Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Managed Risk Moderate Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Constellation Managed Risk Moderate Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Managed Risk Moderate Growth Portfolio	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 454,901,597
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 454,901,597
Total number of portfolio holdings	17
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
iShares Core U.S. Aggregate Bond ETF	34.7%
iShares Core S&P 500 ETF	30.8%
Invesco QQQ Trust Series 1 ETF	5.6%
iShares Core MSCI EAFE ETF	4.9%
iShares Core S&P Mid-Cap ETF	4.2%
iShares Russell 1000 ETF	3.5%
Vanguard Total Stock Market ETF	3.1%
SPDR Portfolio S&P 500 Value ETF	2.9%
Vanguard S&P 500 ETF	2.6%
iShares Core S&P Total U.S. Stock Market ETF	2.5%
Portfolio Composition

Largest Holdings [Text Block]
Top 10

Holdings
iShares Core U.S. Aggregate Bond ETF	34.7%
iShares Core S&P 500 ETF	30.8%
Invesco QQQ Trust Series 1 ETF	5.6%
iShares Core MSCI EAFE ETF	4.9%
iShares Core S&P Mid-Cap ETF	4.2%
iShares Russell 1000 ETF	3.5%
Vanguard Total Stock Market ETF	3.1%
SPDR Portfolio S&P 500 Value ETF	2.9%
Vanguard S&P 500 ETF	2.6%
iShares Core S&P Total U.S. Stock Market ETF	2.5%

AVIP Constellation Managed Risk Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Managed Risk Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Constellation Managed Risk Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Managed Risk Growth Portfolio	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 423,554,375
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 423,554,375
Total number of portfolio holdings	17
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core S&P 500 ETF	46.1%
iShares Core U.S. Aggregate Bond ETF	13.9%
Invesco QQQ Trust Series 1 ETF	6.6%
iShares Core MSCI EAFE ETF	5.9%
iShares Core S&P Mid-Cap ETF	5.5%
Vanguard Total Stock Market ETF	5.4%
Vanguard S&P 500 ETF	3.5%
SPDR Portfolio S&P 500 Value ETF	2.9%
iShares Russell 1000 ETF	2.6%
iShares Core S&P Total U.S. Stock Market ETF	2.2%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
iShares Core S&P 500 ETF	46.1%
iShares Core U.S. Aggregate Bond ETF	13.9%
Invesco QQQ Trust Series 1 ETF	6.6%
iShares Core MSCI EAFE ETF	5.9%
iShares Core S&P Mid-Cap ETF	5.5%
Vanguard Total Stock Market ETF	5.4%
Vanguard S&P 500 ETF	3.5%
SPDR Portfolio S&P 500 Value ETF	2.9%
iShares Russell 1000 ETF	2.6%
iShares Core S&P Total U.S. Stock Market ETF	2.2%

AVIP Moderately Conservative Model Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Moderately Conservative Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Moderately Conservative Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Moderately Conservative Model Portfolio	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 171,821,588
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 171,821,588
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
PIMCO Total Return Institutional	17.1%
AVIP Federated Core Plus Bond Portfolio	15.0%
AVIP S&P 500 ® Index Portfolio	14.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	10.0%
AVIP S&P MidCap 400 ® Index Portfolio	8.0%
AVIP Federated High Income Bond Portfolio	6.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
DFA International Core Equity Portfolio Institutional	3.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	3.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10

Holdings
PIMCO Total Return Institutional	17.1%
AVIP Federated Core Plus Bond Portfolio	15.0%
AVIP S&P 500 ® Index Portfolio	14.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	10.0%
AVIP S&P MidCap 400 ® Index Portfolio	8.0%
AVIP Federated High Income Bond Portfolio	6.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
DFA International Core Equity Portfolio Institutional	3.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	3.0%

AVIP Balanced Model Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Balanced Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Balanced Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Balanced Model Portfolio	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 689,760,613
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 689,760,613
Total number of portfolio holdings	19
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
AVIP S&P 500 ® Index Portfolio	16.0%
PIMCO Total Return Institutional	12.0%
AVIP S&P MidCap 400 ® Index Portfolio	11.0%
AVIP Federated Core Plus Bond Portfolio	10.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
AVIP Federated High Income Bond Portfolio	4.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10

Holdings
AVIP S&P 500 ® Index Portfolio	16.0%
PIMCO Total Return Institutional	12.0%
AVIP S&P MidCap 400 ® Index Portfolio	11.0%
AVIP Federated Core Plus Bond Portfolio	10.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
AVIP Federated High Income Bond Portfolio	4.0%

AVIP Moderate Growth Model Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Moderate Growth Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Moderate Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Moderate Growth Model Portfolio	$ 22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 1,376,719,836
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,376,719,836
Total number of portfolio holdings	19
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	13.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
DFA International Core Equity Portfolio Institutional	7.0%
PIMCO Total Return Institutional	7.0%
AVIP Federated Core Plus Bond Portfolio	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP Bond Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10

Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	13.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
DFA International Core Equity Portfolio Institutional	7.0%
PIMCO Total Return Institutional	7.0%
AVIP Federated Core Plus Bond Portfolio	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP Bond Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%

AVIP Growth Model Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Growth Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Growth Model Portfolio	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 336,643,717
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 336,643,717
Total number of portfolio holdings	19
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
AVIP S&P 500 ® Index Portfolio	18.9%
AVIP S&P MidCap 400 ® Index Portfolio	15.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.1%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
DFA Emerging Markets Portfolio Institutional	3.0%
AVIP AB Small Cap Portfolio	3.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10

Holdings
AVIP S&P 500 ® Index Portfolio	18.9%
AVIP S&P MidCap 400 ® Index Portfolio	15.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.1%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
DFA Emerging Markets Portfolio Institutional	3.0%
AVIP AB Small Cap Portfolio	3.0%